UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2014 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 74.2%
Chemicals - 1.1%
E.I. Du Pont de Nemours	6,200	$444,912

Consumer Discretionary - 2.2%
Cablevision Systems, Class A	20,900	365,959
DreamWorks Animation SKG, Class A *	19,000	518,130
		884,089
Consumer Staples - 10.3%
Campbell Soup	13,600	581,128
Coca-Cola	20,200	861,732
Energizer Holdings	3,400	418,914
Tootsie Roll Industries	25,185	704,928
Walgreen	7,700	456,379
Wal-Mart Stores	14,300	1,093,521
		4,116,602
Diversified Financial Services - 5.0%
Legg Mason	10,700	547,412
PHH *	65,400	1,462,344
		2,009,756
Energy - 11.5%
Cameco	3,100	54,746
Centrus Energy, Class A * (a)	31,877	319,147
Clayton Williams Energy *	6,200	597,990
ConocoPhillips	13,700	1,048,324
Hess	10,100	952,632
Murphy Oil	9,000	512,190
Talisman Energy	92,900	803,585
WPX Energy *	12,300	295,938
		4,584,552
Healthcare - 9.4%
Abbott Laboratories	25,200	1,048,068
Hospira *	5,700	296,571
Johnson & Johnson	5,700	607,563
Merck & Co.	11,600	687,648
Pfizer	10,000	295,700
Sanofi - ADR	14,100	795,663
		3,731,213
Industrials - 0.7%
Curtiss-Wright	4,400	290,048

Information Technology - 5.2%
Automatic Data Processing	10,300	855,724
Corning	42,800	827,752
eBay *	500	28,315
Paychex	4,600	203,320
Xerox	12,600	166,698
		2,081,809

Insurance - 9.1%
American International Group	8,000	432,160
Berkshire Hathaway, Class B *	5,300	732,142
CNA Financial	9,900	376,497
Donegal Group, Class A	7,100	109,056
First American Financial	8,800	238,656
Loews	26,600	1,108,156
State Auto Financial	30,300	621,453
		3,618,120
Metals & Mining - 3.2%
AuRico Gold	24,420	85,226
Barrick Gold	13,100	192,046
Gold Fields - ADR	149,000	581,100
Newmont Mining	14,400	331,920
Sibanye Gold - ADR	11,800	100,064
		1,290,356
Paper & Forest Products - 3.5%
Deltic Timber	1,700	105,944
Domtar	36,402	1,278,802
		1,384,746
Real Estate - 5.2%
AvalonBay Communities	4,300	606,171
Forestar Group *	24,900	441,228
Post Properties	19,700	1,011,398
		2,058,797
Telecommunication Services - 2.0%
Telephone & Data Systems	33,400	800,264

Utilities - 5.8%
FirstEnergy	35,100	1,178,307
NRG Energy	21,701	661,446
Public Service Enterprise Group	9,600	357,504
TransAlta	12,300	129,150
		2,326,407
Total Common Stocks
(Cost $27,215,992)		29,621,671

CONVERTIBLE BONDS - 16.2%	Par
Consumer Staples - 0.8%
Chiquita Brands
4.250%, 08/15/2016	$325,000	325,000

Containers & Packaging - 1.2%
Owens-Brockway
3.000%, 06/01/2015 (b)	475,000	477,969

Diversified Financial Services - 1.3%
Janus Capital Group
0.750%, 07/15/2018	375,000	528,750

Energy - 1.5%
InterOil
2.750%, 11/15/2015	600,000	601,125

Healthcare - 1.6%
Hologic
2.000%, 12/15/2037	550,000	653,125

Metals & Mining - 6.1%
Newmont Mining
1.625%, 07/15/2017	1,100,000	1,125,437
RTI International
1.625%, 10/15/2019	1,375,000	1,314,844
		2,440,281
Real Estate - 3.6%
Forest City Enterprises
4.250%, 08/15/2018	50,000	54,906
3.625%, 08/15/2020	500,000	514,688
Forestar Group
3.750%, 03/01/2020	825,000	858,000
		1,427,594
Total Convertible Bonds
(Cost $6,442,197)		6,453,844

CORPORATE BOND - 1.4%
Energy - 1.4%
Centrus Energy
8.000%, 09/30/2019 (a)
(Cost $1,337,004)	896,226	571,478

EXCHANGE TRADED FUND - 0.1%	Shares
SPDR Gold Trust *
(Cost $51,779)	400	46,484

SHORT-TERM INVESTMENT - 7.9%
Invesco Treasury Portfolio, 0.010% ^
(Cost $3,160,902)	3,160,902	3,160,902

Total Investments - 99.8%
(Cost $38,207,874)		39,854,379
Other Assets and Liabilities, Net - 0.2%		94,158
Total Net Assets - 100.0%		$39,948,537

*	Non-income producing security
ADR - American Depository Receipt
(a)	A portion of this security is restricted for sale and considered illiquid.
(b)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2014, the value of these investments was $477,969 or 1.2% of total net assets.

^	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2014.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2014, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$29,302,524	$319,147	$-	$29,621,671
Convertible Bonds	-	6,453,844	-	6,453,844
Corporate Bonds	-	571,478	-	571,478
Exchange Traded Fund	46,484	-	-	46,484
Short-Term Investment	3,160,902	-	-	3,160,902
Total Investments	$32,509,910	$7,344,469	$-	$39,854,379

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2014, the Fund transferred one security from Level 1 to Level 2 due to a portion of the security was deemed illiquid. Centrus Energy common stock was valued using quoted prices from active markets adjusted for an illiquidity discount.

Schedule of Investments September 30, 2014 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 89.3%
Banks - 16.6%
Banc of California	53,500	$622,205
Brookline Bancorp	89,700	766,935
Capital Bank Financial, Class A *	33,000	788,040
Capital City Bank Group	21,100	285,694
Central Pacific Financial	37,900	679,547
Chicopee Bancorp	26,200	388,808
Citigroup	23,370	1,211,033
City National	6,900	522,123
Clifton Bancorp	126,184	1,588,657
Dime Community Bancshares	39,200	564,480
First Defiance Financial	25,400	686,054
Fox Chase Bancorp	9,302	151,716
HomeTrust Bancshares *	115,600	1,688,916
Meridian Bancorp *	52,900	558,624
Metro Bancorp *	27,280	661,540
OceanFirst Financial	87,200	1,387,352
Oritani Financial	69,750	982,778
PacWest Bancorp	16,800	692,664
ServisFirst Bancshares	34,300	987,840
SI Financial Group	52,700	589,713
United Financial Bancorp	49,957	633,954
Washington Trust Bancorp	17,700	583,923
Waterstone Financial	107,300	1,239,315
Westfield Financial	105,000	741,300
		19,003,211
Chemicals - 0.9%
H.B. Fuller	25,400	1,008,380

Construction Materials - 0.4%
United States Lime & Minerals	7,572	440,160

Consumer Discretionary - 5.7%
Darden Restaurants	7,600	391,096
Denny's *	140,500	987,715
Home Depot	14,000	1,284,360
Hyatt Hotels, Class A *	18,300	1,107,516
Jack in the Box	12,700	866,013
Johnson Outdoors, Class A	25,467	659,595
McDonald's	12,100	1,147,201
Noodles & Company *	3,100	59,489
		6,502,985

Consumer Staples - 9.8%
Church & Dwight	20,900	1,466,344
Crimson Wine Group *	5,970	54,745
Diageo	4,800	553,920
J & J Snack Foods	13,400	1,253,704
Lancaster Colony	23,000	1,961,440
Monster Beverage *	8,400	770,028
Orkla	113,400	1,025,494
PepsiCo	11,500	1,070,535
Tootsie Roll Industries	53,200	1,489,068
Wal-Mart Stores	21,800	1,667,046
		11,312,324
Containers & Packaging - 1.3%
Silgan Holdings	31,100	1,461,700

Diversified Financial Services - 8.0%
Franklin Resources	45,400	2,479,294
IntercontinentalExchange	1,600	312,080
Invesco	67,700	2,672,796
Legg Mason	31,500	1,611,540
Leucadia National	54,500	1,299,280
PICO Holdings *	39,200	782,040
		9,157,030
Energy - 5.3%
Hess	29,200	2,754,144
Murphy Oil	41,500	2,361,765
Talisman Energy	113,200	979,180
		6,095,089
Healthcare - 8.0%
AMAG Pharmaceuticals *	23,500	749,885
Auxilium Pharmaceuticals *	16,300	486,555
Eli Lilly & Co.	13,400	868,990
Haemonetics *	44,400	1,550,448
Invacare	59,000	696,790
Johnson & Johnson	9,000	959,310
Merck & Co.	30,948	1,834,598
Patterson Companies	34,400	1,425,192
WellPoint	4,800	574,176
		9,145,944
Industrials - 7.4%
Celadon Group	56,094	1,091,028
CIRCOR International	8,640	581,731
Curtiss-Wright	9,900	652,608
Landstar System	27,800	2,006,882
Northrop Grumman	7,800	1,027,728
Regal-Beloit	11,500	738,875
Sulzer	4,500	553,839
Tyco International	41,300	1,840,741
		8,493,432

Information Technology - 7.7%
EMC	17,400	509,124
Maxim Integrated Products	26,500	801,360
Microsoft	25,200	1,168,272
NetApp	24,300	1,043,928
Paychex	34,000	1,502,800
Synopsys *	27,000	1,071,765
Verifone Systems *	7,000	240,660
VeriSign *	28,800	1,587,456
Xilinx	22,500	952,875
		8,878,240
Insurance - 11.3%
Aspen Insurance Holdings	16,300	697,151
Brown & Brown	49,600	1,594,640
Catlin Group	86,227	729,683
Chubb	12,800	1,165,824
CNA Financial	51,900	1,973,757
Endurance Specialty Holdings	33,900	1,870,602
Infinity Property & Casualty	22,092	1,414,109
Platinum Underwriters Holdings	20,700	1,260,009
Progressive	28,900	730,592
XL Group	45,000	1,492,650
		12,929,017
Metals & Mining - 1.7%
Gold Fields - ADR	39,800	155,220
Kinross Gold *	132,100	435,930
Newmont Mining	57,500	1,325,375
Victoria Gold *	96,500	11,001
		1,927,526
Paper & Forest Products - 0.9%
Deltic Timber	9,000	560,880
Domtar	14,400	505,872
		1,066,752
Real Estate - 2.0%
Forestar Group *	29,700	526,284
Howard Hughes *	3,300	495,000
Parkway Properties	52,350	983,133
Winthrop Realty Trust	23,000	346,610
		2,351,027
Utilities - 2.3%
Empire District Electric	28,300	683,445
Public Service Enterprise Group	28,200	1,050,168
UIL Holdings	25,500	902,700
		2,636,313
Total Common Stocks
(Cost $86,253,153)		102,409,130

CONVERTIBLE BONDS - 2.0%	Par
Healthcare - 1.6%
Hologic
2.000%, 12/15/2037	$1,500,000	1,781,250

Real Estate - 0.4%
Forestar Group
3.750%, 03/01/2020	450,000	468,000
Total Convertible Bonds
(Cost $2,242,976)		2,249,250

SHORT-TERM INVESTMENT - 8.9%	Shares
Invesco Treasury Portfolio, 0.010% ^
(Cost $10,206,012)	10,206,012	10,206,012

Total Investments - 100.2%
(Cost $98,702,141)		114,864,392
Other Assets and Liabilities, Net - (0.2)%		(173,393)
Total Net Assets - 100.0%		$114,690,999

* Non-income producing security
ADR - American Depository Receipt
^	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2014.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2014, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$102,409,130	$-	$-	$102,409,130
Convertible Bonds	-	2,249,250	-	2,249,250
Short-Term Investment	10,206,012	-	-	10,206,012
Total Investments	$112,615,142	$2,249,250	$-	$114,864,392

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$38,207,874	$98,702,141

Gross unrealized appreciation	7,051,006	19,910,325
Gross unrealized depreciation	(5,404,501)	(3,748,074)
Net unrealized appreciation	$1,646,505	$16,162,251

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
                                           John D. Gillespie, President

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
                                           John D. Gillespie, President

Date November 25, 2014

By (Signature and Title) /s/ Peter N. Perugini
                                           Peter N. Perugini, Treasurer

Date  November 25, 2014